Capital, Share Premium, Reserves (Details)														6 Months Ended
	Jun. 03, 2024 EUR (€) shares	Jun. 03, 2024 $ / shares shares	May 28, 2024 EUR (€) € / shares shares	May 28, 2024 USD ($) $ / shares shares	Apr. 17, 2023 EUR (€) shares	Apr. 17, 2023 USD ($)	Mar. 30, 2023 EUR (€) € / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Mar. 29, 2023 EUR (€) shares	Mar. 29, 2023 USD ($) shares	Dec. 22, 2022 USD ($)	Jul. 07, 2021 EUR (€)	Sep. 21, 2020 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Capital, Share Premium, Reserves
Gross proceeds | $						$ 3,000,000.0				$ 2,800,000
Direct-attributable transaction costs	€ 2,900,000				€ 340,000							€ 7,600,000	€ 6,500,000
Proceeds net of transaction costs	€ 45,600,000				18,300,000									€ 45,674,000	€ 18,279,000
Gross proceeds to be used for corporate purposes							€ 13,350,000	$ 15,000,000
ATM Program
Capital, Share Premium, Reserves
Aggregate capital increase | $											$ 50,000,000
Aggregate capital increase | $											$ 50,000,000
Private Placements
Capital, Share Premium, Reserves
Gross proceeds							13,350,000
Over-Allotment Option
Capital, Share Premium, Reserves
Number of new shares issued | shares	300,000	300,000	5,374,755	5,374,755
Aggregate capital increase	€ 2,600,000			$ 45,900,000
EUR | Over-Allotment Option
Capital, Share Premium, Reserves
Number of new shares issued | shares			1,996,187	1,996,187
Share price | € / shares			€ 8.54
USD | Over-Allotment Option
Capital, Share Premium, Reserves
Number of new shares issued | shares	300,000	300,000	3,378,568	3,378,568
Share price | $ / shares		$ 9.25		$ 9.25
Share premium
Capital, Share Premium, Reserves
Aggregate capital increase	€ 2,506,000		€ 44,946,000		2,651,000		€ 12,999,000		€ 2,481,000					47,452,000	(18,132,000)
Direct-attributable transaction costs														€ 2,900,000	€ 337,000
Common shares
Capital, Share Premium, Reserves
Aggregate capital increase					€ 2,700,000
Number of new shares issued | shares	300,000	300,000	5,374,755	5,374,755	375,000		2,047,544	2,047,544	393,162	393,162
Aggregate capital increase									€ 2,500,000
Share price | (per share)							€ 6.52	$ 7.10